AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 17, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of AXA Premier VIP Trust (“Trust”) dated May 1, 2013, as supplemented on October 7, 2013 and as further supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at
www.axa-equitablefunds.com.

The purpose of this Supplement is (1) to provide you with information regarding the election of an additional member to the Board of Trustees of the Trust. At a meeting of the Trust’s Nominating and Compensation Committee (“Committee”) held on October 25, 2013 the Committee nominated Thomas P. Lemke to serve on the Board of Trustees of the Trust and retain him as a consultant to the Trust from November 1, 2013 to December 31, 2013. At a meeting held on December 4, 2013, the Board of Trustees of the Trust voted to elect Thomas P. Lemke to serve on the Board of Trustees; (2) to update the principal occupation information for two of the members of the Board of Trustees; and (3) to update the information about the size and structure of the Board of Trustees.

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Effective January 1, 2014, the table in the section of the SAI entitled “Management of the Trust – The Trustees – Independent Trustees,” is revised to include the following information regarding Thomas P. Lemke:

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Thomas P. Lemke c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104	Trustee	From January 1, 2014 to present	From 2005 to 2013, Executive Vice President, General Counsel, and Head of the Governance Group of Legg Mason, Inc.	36	From 2009 to 2013, member of Board of Directors, ICI Mutual Insurance Company

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Effective January 1, 2014, the table in the section of the SAI entitled “Management of the Trust – The Trustees – Independent Trustees,” is revised to add the following information regarding Cynthia R. Plouché:

Principal Occupation(s) During Past 5 Years
From January 1, 2014 - present, Assessor, Moraine Township (IL);

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Effective January 1, 2014, the table in the section of the SAI entitled “Management of the Trust – The Trustees – Independent Trustees,” is revised to add the following information regarding Rayman L. Solomon:

Principal Occupation(s) During Past 5 Years
From January 1, 2014 – present, Provost of the Camden Campus of Rutgers University School of Law;

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Effective January 1, 2014, the following information is added to the section of the SAI entitled “Management of the Trust – Qualifications and Experience of the Trustees – Independent Trustees,” is revised to include the following information regarding Thomas P. Lemke:

Thomas. P. Lemke – Mr. Lemke has a legal background and served as general counsel in the financial services industry, and has experience in various senior management positions with financial services firms in addition to multiple years of service with a regulatory agency.

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Effective January 1, 2014, the first sentence in the section entitled “MANAGEMENT OF THE TRUST - Qualifications and Experience of the Trustees - Board Structure” is hereby deleted in its entirety and replaced with the following:

Board Structure. The Board currently is comprised of six Trustees, five of which are not “interested persons” (as that term is defined in the 1940 Act) of the Trust (“Independent Trustees”).